Translation into U.S. Dollar Amounts - Additional Information (Detail)	Dec. 31, 2023
Foreign exchange rates [abstract]
Foreign exchange rate from New Taiwan dollars to U.S. dollars at the noon buying rate in the City of New York for cable transfers as certified for customs purposes by the Federal Reserve Bank of New York	30.62